Quarterly Financial Data (Unaudited) (Selected Quarterly Financial Data) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Quarterly Financial Data [Abstract]
Interest income	$ 5,538	$ 5,541	$ 5,303	$ 5,245	$ 5,701	$ 5,755	$ 5,670	$ 5,711
Net interest income	4,958	4,961	4,746	4,731	5,201	5,259	5,143	5,156	$ 19,396	$ 20,759	$ 16,952
Net income	$ 1,500	$ 1,378	$ 1,336	$ 1,307	$ 1,389	$ 1,503	$ 1,903	$ 1,122	$ 5,521	$ 5,917	$ 4,311
Income (loss) per common share basic (in Dollars per share)	$ 0.46	$ 0.42	$ 0.40	$ 0.40	$ 0.42	$ 0.45	$ 0.57	$ 0.33
Income (loss) per common share diluted (in Dollars per share)	$ 0.46	$ 0.42	$ 0.40	$ 0.40	$ 0.42	$ 0.45	$ 0.57	$ 0.33